BUSINESS DEVELOPMENT (Details 5) (BBA HE Participacoes S.A. [Member], BRL) In Millions	Dec. 31, 2008
BBA HE Participacoes S.A. [Member]
Business Acquisition [Line Items]
Trading assets	576
Available-for-sale securities	541
Interest-bearing deposits in other banks	2,092
Net loans and leases	1,848
Intangible assets	116
Other assets	484
Total assets purchased	5,657
Total liabilities assumed	5,258
Purchase price	399